UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05979
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2024:
John Hancock California Tax-Free Income Fund
  John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class A/TACAX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$38	0.74%
Fund Statistics
Fund net assets	$498,278,821
Total number of portfolio holdings	413
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	27.0%
Revenue bonds	72.7%
Other revenue	18.0%
Health care	12.7%
Education	10.1%
Facilities	5.6%
Water and sewer	5.1%
Airport	5.0%
Housing	4.4%
Tobacco	3.9%
Utilities	3.2%
Transportation	2.2%
Development	2.1%
Pollution	0.4%
Closed-end funds	0.2%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089137

53SA-A
11/24
1/25

John Hancock California Municipal Bond Fund
Class C/TCCAX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$77	1.49%
Fund Statistics
Fund net assets	$498,278,821
Total number of portfolio holdings	413
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	27.0%
Revenue bonds	72.7%
Other revenue	18.0%
Health care	12.7%
Education	10.1%
Facilities	5.6%
Water and sewer	5.1%
Airport	5.0%
Housing	4.4%
Tobacco	3.9%
Utilities	3.2%
Transportation	2.2%
Development	2.1%
Pollution	0.4%
Closed-end funds	0.2%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089137

53SA-C
11/24
1/25

John Hancock California Municipal Bond Fund
Class I/JCAFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$31	0.60%
Fund Statistics
Fund net assets	$498,278,821
Total number of portfolio holdings	413
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	27.0%
Revenue bonds	72.7%
Other revenue	18.0%
Health care	12.7%
Education	10.1%
Facilities	5.6%
Water and sewer	5.1%
Airport	5.0%
Housing	4.4%
Tobacco	3.9%
Utilities	3.2%
Transportation	2.2%
Development	2.1%
Pollution	0.4%
Closed-end funds	0.2%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089137

53SA-I
11/24
1/25

John Hancock California Municipal Bond Fund
Class R6/JCSRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$29	0.56%
Fund Statistics
Fund net assets	$498,278,821
Total number of portfolio holdings	413
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	27.0%
Revenue bonds	72.7%
Other revenue	18.0%
Health care	12.7%
Education	10.1%
Facilities	5.6%
Water and sewer	5.1%
Airport	5.0%
Housing	4.4%
Tobacco	3.9%
Utilities	3.2%
Transportation	2.2%
Development	2.1%
Pollution	0.4%
Closed-end funds	0.2%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089137

53SA-R6
11/24
1/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2024 for the following fund:

John Hancock California Tax-Free Income Fund

  John Hancock California Municipal Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
California Municipal Bond Fund
Fixed income
November 30, 2024

John Hancock
California Municipal Bond Fund

2	Fund’s investments
23	Financial statements
26	Financial highlights
30	Notes to financial statements
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.9%				$497,621,947
(Cost $486,031,589)
California 93.5%				465,803,407
ABC Unified School District Election of 2018, Series C, GO	5.000	08-01-43	2,085,000	2,385,182
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,461,985
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,098,614
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	3.846	08-01-36	6,000,000	3,837,958
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,945,963
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,348,203
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	65,881
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.161	08-01-38	1,000,000	568,172
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	850,000	860,040
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	535,000	542,119
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.375	07-01-49	965,000	977,054
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,837,018
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,305,000	1,332,379
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	2,250,000	2,441,316
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	4,900,000	5,312,704
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,040,000	1,058,131
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-55	4,000,000	4,381,373
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,076,092
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	$1,604,265
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	1,000,000	970,359
California Community Housing Agency Aster Apartments, Series A-1 (C)	4.000	02-01-56	550,000	490,224
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	480,000	480,932
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,500,196
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	948,039
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,175,000	1,185,846
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	429,956
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,295,000	1,613,139
California Educational Facilities Authority Stanford University, Series V-2	5.000	04-01-51	3,305,000	4,132,433
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,091,709
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	435,888
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	352,338
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	241,140
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	1,250,000	1,248,753
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	839,869
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	266,473
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	445,166
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	114,624
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	142,803
3	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	$113,880
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	170,071
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	140,958
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	426,671
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	85,000	95,056
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	540,143
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,052,990
California Enterprise Development Authority The Rocklin Academy Project (C)	5.000	06-01-54	625,000	643,481
California Enterprise Development Authority The Rocklin Academy Project (C)	5.000	06-01-64	2,000,000	2,048,896
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-36	1,500,000	1,655,507
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,685,000	1,760,453
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,103,021
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	925,000	1,016,228
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,500,000	1,505,928
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	440,000	476,448
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-54	1,030,000	1,132,877
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-37	15,000	15,420
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	575,000	584,432
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	650,000	660,547
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,578,854
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-45	1,000,000	1,004,443
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-40	850,000	964,985
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-54	1,000,000	1,089,793
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,031,455
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	$1,465,444
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	750,000	799,794
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	750,000	793,995
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-58	1,000,000	1,054,753
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	700,000	711,006
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,490,000	1,499,376
California Housing Finance Agency Series A	4.250	01-15-35	917,667	949,199
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,043,736
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	345,964
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	1,000,000	1,073,601
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,711,237
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,190,000	1,204,721
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	1,002,754
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	700,000	712,799
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	400,000	401,920
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	418,576
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	554,408
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	726,875
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	586,661
5	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-44	1,415,000	$1,531,952
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	1,000,000	982,670
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-54	1,000,000	1,065,866
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,450,000	1,533,635
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	843,942
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	700,000	748,526
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,510,353
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	529,982
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	785,645
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,089,726
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,337,569
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	2,030,000	1,898,948
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	374,592
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,012,120
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	778,633
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-36	25,000	25,383
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,445,000	1,452,809
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,570,083
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	625,000	686,173
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,047,054
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.000	05-01-34	270,000	281,633
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.500	05-01-44	275,000	285,108
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.750	05-01-54	390,000	405,299
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.875	05-01-59	395,000	412,074
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Stream Charter School Project, Series A (C)	5.000	06-15-41	925,000	$912,591
California Municipal Finance Authority Turning Point Schools (C)	5.000	06-01-34	450,000	465,849
California Municipal Finance Authority Turning Point Schools (C)	5.500	06-01-54	1,250,000	1,259,151
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,600,000	1,594,867
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.000	06-15-34	500,000	532,833
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.500	06-15-39	600,000	645,800
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.200	06-15-54	550,000	594,655
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.375	06-15-64	2,000,000	2,181,697
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,011,891
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (C)	5.000	07-01-37	1,500,000	1,633,979
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	07-01-39	2,000,000	2,079,817
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	3,000,000	3,082,607
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,994,267
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,689,028
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-51	1,125,000	1,071,572
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,000,000	1,009,744
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	561,994
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	910,000	949,044
California Public Finance Authority The James, Series A	5.700	06-01-34	500,000	503,581
California Public Finance Authority The James, Series A	6.375	06-01-59	1,500,000	1,485,736
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	685,000	649,250
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	1,000,000	912,919
California School Finance Authority Aspire Public Schools (C)	5.000	08-01-41	1,375,000	1,381,666
7	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Camino Nuevo Charter Academy (C)	5.000	06-01-43	820,000	$842,037
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	750,000	757,935
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (C)	5.000	07-01-54	525,000	546,859
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (C)	5.000	07-01-64	1,000,000	1,034,098
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	512,635
California School Finance Authority Integrity Charter School Project (C)	5.500	07-01-54	1,150,000	1,164,121
California School Finance Authority Integrity Charter School Project (C)	5.600	07-01-64	1,000,000	1,012,232
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	1,000,864
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,525,689
California School Finance Authority New Designs Charter School, Series A (C)	4.250	06-01-34	775,000	779,213
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-54	200,000	201,318
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-64	300,000	300,323
California School Finance Authority Sonoma County Junior College Project, Series A (C)	4.000	11-01-41	1,000,000	934,332
California School Finance Authority Sonoma County Junior College Project, Series A (C)	4.000	11-01-55	580,000	494,764
California School Finance Authority Stem Preparatory School (C)	5.000	06-01-43	750,000	778,278
California School Finance Authority Value Schools, Series A (C)	5.250	07-01-48	500,000	521,898
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	1,020,419
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-39	800,000	925,694
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-49	1,300,000	1,447,936
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,539,943
California State University Series A	3.000	11-01-52	575,000	467,375
California State University Series A	4.000	11-01-49	4,600,000	4,650,399
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State University Series A	5.250	11-01-48	1,000,000	$1,139,774
California State University Series A	5.250	11-01-53	250,000	283,676
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,829,257
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,466,513
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,070,249
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,078,310
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	352,419
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	818,520
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	1,790,000	1,766,374
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,081,391
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,888,880
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	761,426
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	578,184
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	889,139
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	500,303
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	770,000	770,967
California Statewide Communities Development Authority John Muir Health, Series A	5.000	12-01-49	3,595,000	3,936,451
California Statewide Communities Development Authority John Muir Health, Series A	5.250	12-01-54	2,145,000	2,391,947
9	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	$1,521,330
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	962,147
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(C)	9.692	06-01-55	12,000,000	685,476
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,280,000	1,307,402
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.283	06-01-46	7,000,000	1,852,705
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,535,000	1,567,861
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	825,000	839,114
Carson Public Financing Authority Lease Revenue	5.000	06-01-44	925,000	1,032,934
Carson Public Financing Authority Lease Revenue	5.000	06-01-49	4,925,000	5,406,658
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,268,988
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,225,060
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.708	08-01-36	250,000	162,456
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.083	08-01-40	400,000	211,716
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (C)	4.000	09-01-42	250,000	239,896
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	900,000	908,666
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	445,615
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	776,170
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	265,000	254,602
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	1,000,000	999,024
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,061,060
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	280,000	280,857
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	470,000	471,041
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Water Revenue	4.000	05-01-54	1,260,000	$1,268,758
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	482,588
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	538,620
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	1,885,000	1,897,629
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	975,527
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,386,629
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,195,000	1,156,044
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	5.250	05-15-48	465,000	482,399
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	772,165
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	975,731
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	741,081
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,054,895
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	546,139
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,985,451
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	95,905
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	1,000,000	1,003,972
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,263,128
City of San Francisco Public Utilities Commission Water Revenue Series A	4.000	11-01-39	1,000,000	1,008,199
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	725,000	786,516
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	567,579
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	611,365
11	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	$338,350
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,068,283
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,127,081
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,261,521
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	998,214
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,042,051
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	1,300,000	971,939
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (C)	3.500	10-01-46	500,000	421,470
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	822,112
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (C)	3.125	07-01-56	1,500,000	1,047,816
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,700,000	1,215,183
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	1,185,000	1,080,404
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	476,923
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	750,000	764,452
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,590,464
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	1,066,632
El Dorado Irrigation District Certificates of Participation, Series A	4.000	03-01-50	1,000,000	1,006,605
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	755,435
Encinitas Public Financing Authority	4.000	10-01-49	1,010,000	1,020,032
Encinitas Public Financing Authority	4.000	10-01-54	1,000,000	1,006,573
Encinitas Public Financing Authority	5.000	10-01-39	175,000	202,237
Encinitas Public Financing Authority	5.000	10-01-41	190,000	216,337
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	2,103,671
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	1,250,000	1,261,001
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Gavilan Joint Community College District Election of 2018, Series C, GO	4.000	08-01-50	2,000,000	$2,016,546
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	15,650,000	1,749,945
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,635,543
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	205,000	228,508
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,104,712
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,207,703
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	782,125
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.859	06-01-36	6,300,000	2,904,900
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,749,696
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	456,317
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	648,351
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,048,824
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,350,010
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	200,000	203,880
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	554,416
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,858,232
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	372,490
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,113,090
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	15,105
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,336,586
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-35	1,000,000	1,202,521
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-36	1,000,000	1,195,967
13	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-38	1,000,000	$1,188,223
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-39	1,000,000	1,180,366
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	1,008,297
Los Angeles County Public Works Financing Authority Series H	5.250	12-01-53	3,000,000	3,404,704
Los Angeles Department of Water & Power Series A	5.000	07-01-43	2,500,000	2,847,603
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,173,509
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,099,183
Los Angeles Unified School District Series A, GO	5.000	07-01-34	2,185,000	2,636,080
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,827,323
Menlo Park City School District, GO	4.000	07-01-38	255,000	275,959
Menlo Park City School District, GO	4.000	07-01-39	300,000	322,939
Menlo Park City School District, GO	4.000	07-01-40	600,000	642,557
Menlo Park City School District, GO	4.000	07-01-41	1,000,000	1,065,779
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,043,446
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,664,339
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	1,017,716
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.036	08-01-45	3,010,000	1,312,980
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,949,224
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,519,493
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,670,823
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	2,019,550
Oak Valley Hospital District Series A	4.000	11-01-36	25,000	18,835
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,298,989
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	$1,607,767
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	522,437
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	759,433
Pacifica School District Series C, GO (A)(B)	3.130	08-01-26	1,000,000	949,205
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,500,000	2,521,483
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	1,017,019
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	500,000	538,692
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.256	06-01-44	1,000,000	438,388
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.317	06-01-45	1,150,000	477,404
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.366	06-01-46	1,000,000	393,658
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,258,786
Port of Los Angeles Series 2, AMT	5.000	08-01-36	500,000	555,688
Port of Los Angeles Series 2, AMT	5.000	08-01-37	750,000	831,412
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	552,502
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	2,221,339
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,506,242
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,093,078
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,021,221
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,035,735
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	500,000	542,698
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,056,603
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	514,466
15	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	$511,968
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,174,784
Riverside County Public Financing Authority Redevelopment Project Area No.1, Series A (A)	5.000	10-01-37	500,000	580,172
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	2,035,000	2,031,009
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	1,000,000	1,005,649
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	1,000,000	1,125,872
Sacramento Municipal Utility District Series H	4.000	08-15-45	650,000	658,863
Sacramento Municipal Utility District Series M	5.000	11-15-39	1,000,000	1,167,865
Sacramento Municipal Utility District Series M	5.000	11-15-54	1,000,000	1,112,953
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,216,251
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,206,773
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.008	08-01-33	2,000,000	1,541,138
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.061	08-01-44	1,530,000	691,368
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	2,014,277
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	2,002,164
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	998,797
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-54	2,000,000	2,204,438
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.600	07-01-33	205,000	150,663
San Diego Unified School District Election of 2008, Series O-2, GO	5.000	07-01-54	2,000,000	2,225,016
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,503,458
San Diego Unified School District Election of 2012, Series ZR-5C, GO (D)	5.000	07-01-39	1,000,000	1,152,588
San Diego Unified School District Election of 2018, Series H-2, GO	4.000	07-01-45	2,780,000	2,850,879
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	2,415,000	2,436,096
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	1,000,000	1,008,648
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	$2,896,384
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	7,305,000	7,468,329
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,733,103
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	10,000	10,145
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	680,000	657,845
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,087,879
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-39	1,530,000	1,600,700
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,470,000	1,517,789
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,705,000	1,759,182
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	1,875,000	1,933,256
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,507,833
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,105,000	1,109,449
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,264
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	1,003,488
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,500,000	1,686,609
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,033,735
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,106,713
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,651,648
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,035,269
17	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Mateo Foster City School District Series B, GO	4.000	08-01-51	1,000,000	$1,008,138
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	1,007,089
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	558,606
San Ysidro School District Series A, GO (A)	4.000	08-01-43	1,295,000	1,303,631
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,044,688
Santa Barbara Finance Authority Public Safety and Park Projects (D)	4.000	05-15-54	1,000,000	996,427
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,110,378
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,025,651
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	898,267
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,481,597
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,180,878
Santa Monica-Malibu Unified School District Election of 2018, Series B, GO	3.000	08-01-38	35,000	33,182
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	3,251,240
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,779,848
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,513,783
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,048,802
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	1,750,000	1,954,661
State of California Various Purpose, GO	5.000	03-01-32	2,075,000	2,305,370
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,260,014
State of California Various Purpose, GO	5.000	11-01-42	4,000,000	4,497,221
State of California, GO	4.000	08-01-34	2,000,000	2,181,004
State of California, GO	4.000	09-01-52	1,000,000	1,013,191
State of California, GO	5.000	09-01-33	1,000,000	1,171,227
Stockton Community Facilities District Imporvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	581,692
Stockton Unified School District, GO (A)	5.000	08-01-38	905,000	1,062,951
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Stockton Unified School District, GO (A)	5.000	08-01-41	500,000	$579,415
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,195,135
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	500,000	523,931
The El Camino Community College District Fountation Election of 2012, Series E, GO	4.000	08-01-42	1,175,000	1,235,728
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	891,049
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	361,941
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	1,008,141
University of California Series AZ	5.000	05-15-48	1,500,000	1,572,686
University of California Series BK	5.000	05-15-52	1,720,000	1,881,011
University of California Series BM	5.000	05-15-39	1,000,000	1,161,151
University of California Series BV	5.000	05-15-43	1,000,000	1,147,448
University of California Series BV	5.000	05-15-44	500,000	571,049
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,352,187
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,563,470
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,122,989
West Contra Costa Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-54	1,000,000	1,004,050
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,799,852
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,013,721
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,127,937
Connecticut 0.2%				951,408
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	951,408
District of Columbia 0.5%				2,293,184
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.375	07-15-59	2,250,000	2,293,184
19	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 0.2%				$990,729
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	1,000,000	990,729
Indiana 0.2%				825,155
Kokomo Redevelopment Authority (A)	4.000	08-01-42	820,000	825,155
Massachusetts 0.2%				824,975
Massachusetts Housing Finance Agency Series B	4.500	06-01-56	825,000	824,975
North Carolina 0.5%				2,353,851
County of Johnston Water & Sewer System Revenue	4.000	04-01-54	2,345,000	2,353,851
Ohio 0.9%				4,762,646
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,136,130
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,139,898
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	954,519
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,500,000	1,532,099
Puerto Rico 1.6%				8,084,621
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.543	11-01-43	4,391,429	2,711,707
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	2,500,000	2,380,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.093	07-01-46	3,825,000	1,288,826
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.321	07-01-51	3,450,000	852,267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	851,301
South Dakota 0.5%				2,781,128
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-44	2,810,000	2,781,128
Texas 1.2%				5,869,610
City of Pearland Series C, GO	4.250	09-01-54	2,000,000	2,025,756
Corpus Christi Independent School District, GO	4.000	08-15-54	1,000,000	988,896
New Caney Independent School District, GO	4.000	02-15-49	900,000	901,249
New Caney Independent School District, GO	4.000	02-15-54	1,000,000	989,121
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000	08-01-54	1,000,000	$964,588
Virgin Islands 0.4%				2,081,233
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,081,233

	Shares	Value
Closed-end funds 0.2%		$1,214,400
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,214,400

	Yield (%)	Shares	Value
Short-term investments 0.1%			$539,769
(Cost $539,779)
Short-term funds 0.1%
John Hancock Collateral Trust (F)	4.4849(G)	53,962	539,769

Total investments (Cost $487,611,210) 100.2%			$499,376,116
Other assets and liabilities, net (0.2%)			(1,097,295)
Total net assets 100.0%			$498,278,821

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $486,896,797. Net unrealized appreciation aggregated to $12,479,319, of which $14,685,953 related to gross unrealized appreciation and $2,206,634 related to gross unrealized depreciation.
21	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.1
Build America Mutual Assurance Company	4.9
California Mortgage Insurance	0.6
National Public Finance Guarantee Corp.	0.2
TOTAL	12.8
The fund had the following portfolio composition as a percentage of total investments on 11-30-24:
General obligation bonds	27.0%
Revenue bonds	72.7%
Other revenue	18.0%
Health care	12.7%
Education	10.1%
Facilities	5.6%
Water and sewer	5.1%
Airport	5.0%
Housing	4.4%
Tobacco	3.9%
Utilities	3.2%
Transportation	2.2%
Development	2.1%
Pollution	0.4%
Closed-end funds	0.2%
Short-term investments	0.1%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	22

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $487,071,431)	$498,836,347
Affiliated investments, at value (Cost $539,779)	539,769
Total investments, at value (Cost $487,611,210)	499,376,116
Dividends and interest receivable	5,521,389
Receivable for fund shares sold	1,283,729
Other assets	39,654
Total assets	506,220,888
Liabilities
Payable for floating rate interests issued	5,095,000
Distributions payable	38,338
Payable for delayed-delivery securities purchased	2,110,640
Payable for fund shares repurchased	403,144
Payable to affiliates
Investment management fees	144,044
Accounting and legal services fees	15,444
Transfer agent fees	36,377
Distribution and service fees	33,195
Trustees’ fees	311
Other liabilities and accrued expenses	65,574
Total liabilities	7,942,067
Net assets	$498,278,821
Net assets consist of
Paid-in capital	$489,839,785
Total distributable earnings (loss)	8,439,036
Net assets	$498,278,821

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($276,455,557 ÷ 27,040,270 shares)[1]	$10.22
Class C ($3,781,710 ÷ 369,899 shares)[1]	$10.22
Class I ($153,288,258 ÷ 14,984,859 shares)	$10.23
Class R6 ($64,753,296 ÷ 6,327,472 shares)	$10.23
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
23	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$8,957,414
Dividends from affiliated investments	185,443
Dividends	44,574
Total investment income	9,187,431
Expenses
Investment management fees	1,114,929
Distribution and service fees	205,568
Interest expense	98,444
Accounting and legal services fees	41,593
Transfer agent fees	82,258
Trustees’ fees	4,025
Custodian fees	34,737
State registration fees	21,047
Printing and postage	11,789
Professional fees	37,757
Other	11,738
Total expenses	1,663,885
Less expense reductions	(170,951)
Net expenses	1,492,934
Net investment income	7,694,497
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	785,361
Affiliated investments	2,892
788,253
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	13,685,954
Affiliated investments	(111)
13,685,843
Net realized and unrealized gain	14,474,096
Increase in net assets from operations	$22,168,593
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	24

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,694,497	$11,380,094
Net realized gain (loss)	788,253	(4,734,115)
Change in net unrealized appreciation (depreciation)	13,685,843	6,350,042
Increase in net assets resulting from operations	22,168,593	12,996,021
Distributions to shareholders
From earnings
Class A	(4,162,546)	(6,919,615)
Class C	(49,707)	(106,175)
Class I	(2,219,990)	(2,654,619)
Class R6	(1,023,215)	(1,374,654)
Total distributions	(7,455,458)	(11,055,063)
From fund share transactions	105,677,146	89,668,546
Total increase	120,390,281	91,609,504
Net assets
Beginning of period	377,888,540	286,279,036
End of period	$498,278,821	$377,888,540
25	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.86	$9.73	$10.14	$11.06	$10.66	$10.94
Net investment income[2]	0.18	0.34	0.32	0.27	0.30	0.34
Net realized and unrealized gain (loss) on investments	0.35	0.12	(0.39)	(0.84)	0.40	(0.20)
Total from investment operations	0.53	0.46	(0.07)	(0.57)	0.70	0.14
Less distributions
From net investment income	(0.17)	(0.33)	(0.31)	(0.28)	(0.30)	(0.34)
From net realized gain	—	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.17)	(0.33)	(0.34)	(0.35)	(0.30)	(0.42)
Net asset value, end of period	$10.22	$9.86	$9.73	$10.14	$11.06	$10.66
Total return (%)[3,4]	5.40[5]	4.86	(0.55)	(5.26)	6.64	1.22
Ratios and supplemental data
Net assets, end of period (in millions)	$276	$225	$188	$181	$181	$173
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.82[7]	0.83	0.85	0.82	0.85	0.85
Expenses including reductions[6]	0.74[7]	0.78	0.79	0.81	0.84	0.84
Net investment income	3.46[7]	3.51	3.26	2.53	2.76	3.12
Portfolio turnover (%)	13	44	23	17	23	22

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.05% (annualized), 0.06% and 0.04% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	26

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.86	$9.73	$10.14	$11.06	$10.66	$10.94
Net investment income[2]	0.14	0.27	0.24	0.19	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.35	0.12	(0.38)	(0.84)	0.40	(0.20)
Total from investment operations	0.49	0.39	(0.14)	(0.65)	0.62	0.06
Less distributions
From net investment income	(0.13)	(0.26)	(0.24)	(0.20)	(0.22)	(0.26)
From net realized gain	—	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.13)	(0.26)	(0.27)	(0.27)	(0.22)	(0.34)
Net asset value, end of period	$10.22	$9.86	$9.73	$10.14	$11.06	$10.66
Total return (%)[3,4]	5.01[5]	4.07	(1.29)	(5.97)	5.85	0.47
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$8	$11	$16
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.67[7]	1.68	1.71	1.67	1.70	1.70
Expenses including reductions[6]	1.49[7]	1.53	1.55	1.56	1.59	1.59
Net investment income	2.71[7]	2.76	2.51	1.78	2.02	2.37
Portfolio turnover (%)	13	44	23	17	23	22

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.05% (annualized), 0.06% and 0.04% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
27	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.87	$9.73	$10.15	$11.07	$10.66	$10.94
Net investment income[2]	0.18	0.36	0.33	0.29	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.36	0.13	(0.39)	(0.84)	0.41	(0.20)
Total from investment operations	0.54	0.49	(0.06)	(0.55)	0.73	0.15
Less distributions
From net investment income	(0.18)	(0.35)	(0.33)	(0.30)	(0.32)	(0.35)
From net realized gain	—	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.18)	(0.35)	(0.36)	(0.37)	(0.32)	(0.43)
Net asset value, end of period	$10.23	$9.87	$9.73	$10.15	$11.07	$10.66
Total return (%)[3]	5.48[4]	5.12	(0.50)	(5.11)	6.90	1.37
Ratios and supplemental data
Net assets, end of period (in millions)	$153	$99	$64	$19	$13	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.67[6]	0.68	0.70	0.67	0.70	0.70
Expenses including reductions[5]	0.60[6]	0.63	0.64	0.66	0.69	0.69
Net investment income	3.60[6]	3.66	3.41	2.68	2.90	3.25
Portfolio turnover (%)	13	44	23	17	23	22

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.05% (annualized), 0.06% and 0.04% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	28

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.87	$9.74	$10.15	$11.07	$10.66	$10.94
Net investment income[2]	0.18	0.36	0.33	0.29	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.36	0.12	(0.38)	(0.83)	0.41	(0.20)
Total from investment operations	0.54	0.48	(0.05)	(0.54)	0.73	0.16
Less distributions
From net investment income	(0.18)	(0.35)	(0.33)	(0.31)	(0.32)	(0.36)
From net realized gain	—	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.18)	(0.35)	(0.36)	(0.38)	(0.32)	(0.44)
Net asset value, end of period	$10.23	$9.87	$9.74	$10.15	$11.07	$10.66
Total return (%)[3]	5.50[4]	5.03	(0.38)	(5.08)	6.93	1.40
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$50	$30	$12	$9	$7
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.63[6]	0.67	0.69	0.63	0.66	0.67
Expenses including reductions[5]	0.56[6]	0.62	0.63	0.63	0.65	0.66
Net investment income	3.64[6]	3.67	3.41	2.70	2.93	3.28
Portfolio turnover (%)	13	44	23	17	23	22

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.05% (annualized), 0.06% and 0.04% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
29	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK California Municipal Bond Fund	30

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$497,621,947	—	$497,621,947	—
Closed-end funds	1,214,400	$1,214,400	—	—
Short-term investments	539,769	539,769	—	—
Total investments in securities	$499,376,116	$1,754,169	$497,621,947	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2024, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
31	JOHN HANCOCK California Municipal Bond Fund |

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At November 30, 2024, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$5,095,000
Interest rate (%)	2.87%
Collateral for TOB floaters outstanding	$7,849,718
For the six months ended November 30, 2024, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$5,095,000
Average interest rate (%)	3.85%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2024.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
| JOHN HANCOCK California Municipal Bond Fund	32

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $2,369.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $183,034 and a long-term capital loss carryforward of $5,064,351 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
33	JOHN HANCOCK California Municipal Bond Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.43% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.55% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK California Municipal Bond Fund	34

For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$95,010
Class C	1,390
Class I	50,249
Class	Expense reduction
Class R6	$22,388
Total	$169,037

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.43% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,914 for Class C shares for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $69,598 for the six months ended November 30, 2024. Of this amount, $9,293 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $60,305 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $19,632 and $85 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
35	JOHN HANCOCK California Municipal Bond Fund |

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$186,428	$52,311
Class C	19,140	759
Class I	—	27,854
Class R6	—	1,334
Total	$205,568	$82,258
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,237,556	$53,121,575	7,071,539	$69,444,023
Distributions reinvested	388,691	3,939,467	659,203	6,447,436
Repurchased	(1,391,997)	(14,106,729)	(4,245,390)	(40,711,927)
Net increase	4,234,250	$42,954,313	3,485,352	$35,179,532
Class C shares
Sold	33,472	$338,253	108,159	$1,065,374
Distributions reinvested	4,274	43,297	9,676	94,596
Repurchased	(61,922)	(626,953)	(205,130)	(2,005,565)
Net decrease	(24,176)	$(245,403)	(87,295)	$(845,595)
Class I shares
Sold	5,977,585	$60,566,973	7,041,273	$69,464,336
Distributions reinvested	218,159	2,214,109	270,049	2,642,512
Repurchased	(1,291,481)	(13,072,258)	(3,766,362)	(35,954,443)
Net increase	4,904,263	$49,708,824	3,544,960	$36,152,405
| JOHN HANCOCK California Municipal Bond Fund	36

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,754,705	$17,808,227	2,969,223	$29,049,171
Distributions reinvested	100,848	1,023,215	140,256	1,374,565
Repurchased	(550,068)	(5,572,030)	(1,167,899)	(11,241,532)
Net increase	1,305,485	$13,259,412	1,941,580	$19,182,204
Total net increase	10,419,822	$105,677,146	8,884,597	$89,668,546
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $157,728,498 and $55,105,955, respectively, for the six months ended November 30, 2024.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers. At times, California has been more economically volatile than the United States as a whole. California’s economy also may be affected by global economic crises, pandemics, and natural disasters, such as earthquakes or fires.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	53,962	$3,328,510	$90,121,151	$(92,912,673)	$2,892	$(111)	$185,443	—	$539,769
37	JOHN HANCOCK California Municipal Bond Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock California Tax-Free Income Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock California Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 25–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	38

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
39	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	40

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
41	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	42

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
43	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089137	53SA 11/24
1/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	January 14, 2025